Fee-based Revenue from Contracts with Customers - Asset Management Group Noninterest Income Disaggregation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Noninterest Income	$ 6,874	$ 6,469	$ 6,144
Asset Management Group
Disaggregation of Revenue [Line Items]
Noninterest Income	991	892	$ 881
Asset Management Group | In-Scope Asset Management Group Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	862	883
Asset Management Group | Out-of-Scope Asset Management Group Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	129	9
Asset Management Group | Personal [Member] | In-Scope Asset Management Group Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	620	611
Asset Management Group | Institutional [Member] | In-Scope Asset Management Group Noninterest Income [Member]
Disaggregation of Revenue [Line Items]
Noninterest Income	$ 242	$ 272